Document and Entity Information	Nov. 16, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001576280
Document Type	8-K
Document Period End Date	Nov. 16, 2020
Entity Registrant Name	GUARDANT HEALTH, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38683
Entity Tax Identification Number	45-4139254
Entity Address, Address Line One	505 Penobscot Dr.
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	855
Local Phone Number	698-8887
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001
Trading Symbol	GH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false